UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Tonya T. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2024—May 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

New Jersey Long-Term Tax-Exempt Fund Investor Shares - VNJTX

New Jersey Long-Term Tax-Exempt Fund Admiral™ Shares - VNJUX

Vanguard New Jersey Long-Term Tax-Exempt Fund

Investor Shares (VNJTX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$2,583
Number of Portfolio Holdings	926
Portfolio Turnover Rate	15%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.5%
1 to 3 Years	3.8%
3 to 5 Years	3.3%
5 to 10 Years	12.5%
10 to 20 Years	37.1%
20 to 30 Years	31.5%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR14

Vanguard New Jersey Long-Term Tax-Exempt Fund

Admiral™ Shares (VNJUX)

Semi-Annual Shareholder Report | May 31, 2025

This semi-annual shareholder report contains important information about Vanguard New Jersey Long-Term Tax-Exempt Fund (the "Fund") for the period of December 1, 2024, to May 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of May 31, 2025)

Fund Net Assets (in millions)	$2,583
Number of Portfolio Holdings	926
Portfolio Turnover Rate	15%

Distribution by Stated Maturity % of Net Assets (as of May 31, 2025)

Less than 1 Year	6.5%
1 to 3 Years	3.8%
3 to 5 Years	3.3%
5 to 10 Years	12.5%
10 to 20 Years	37.1%
20 to 30 Years	31.5%
Greater than 30 Years	5.1%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR514

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended May 31, 2025
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
Financial Statements	1

New Jersey Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.7%)
New Jersey (89.6%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	201
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	214
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	236
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	221
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	174
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	178
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	177
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	150
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	770
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,498
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,028
[2]	Atlantic City NJ GO	5.000%	3/1/42	710	715
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/28	250	264
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/29	200	214
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	5.000%	7/1/35	350	374
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/36	275	276
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/37	710	702
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/38	350	341
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/39	300	286
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/40	600	568
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/41	525	488
[1]	Atlantic County Improvement Authority College & University Revenue (Atlantic City Campus Phase II Project)	4.000%	7/1/47	810	703
	Atlantic County NJ GO	2.000%	6/1/35	1,160	906
	Atlantic County NJ GO	2.000%	6/1/38	785	559
	Atlantic County NJ GO	2.000%	6/1/39	1,310	905
	Belleville Township NJ BAN GO	5.000%	7/8/25	5,000	5,006
	Bergen County NJ GO	3.000%	7/15/35	2,460	2,267
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,396
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,371
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,353
	Bridgewater-Raritan Regional School District GO	3.000%	7/15/43	6,655	5,280
	Burlington County NJ GO	3.000%	5/1/33	1,745	1,642
	Burlington County NJ GO	3.000%	5/1/34	1,790	1,664
	Burlington Township Board of Education GO	2.250%	2/15/43	2,565	1,763
	Burlington Township NJ GO	4.125%	10/1/42	690	669
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	4.000%	7/15/27	150	150
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/32	970	1,008
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,743
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	10,120	9,262
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/52	2,325	2,394
	Camden County Improvement Authority Charter School Aid Revenue (KIPP Cooper Norcross Academy - 2022 Project)	6.000%	6/15/62	5,115	5,243
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	529
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	512
	Camden County Improvement Authority Local or Guaranteed Housing Revenue PUT	5.000%	3/1/26	225	228
	Camden County NJ GO	3.000%	3/1/33	550	519
	Cape May NJ GO	3.000%	10/1/31	1,000	959
	Cape May NJ GO	2.375%	10/1/32	3,815	3,390
[1]	Carlstadt Borough NJ GO	2.000%	6/15/32	1,700	1,446
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	500	544
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/36	550	598
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	1,020	1,096

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/37	775	833
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/38	2,500	2,657
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	1,600	1,685
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/39	660	695
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	1,600	1,676
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/40	910	953
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	2,600	2,700
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/41	1,920	1,994
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	1,950	2,008
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/42	2,420	2,492
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/43	1,725	1,771
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	4.000%	11/1/44	3,250	2,851
[4]	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.000%	11/1/44	2,000	2,048
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,875	2,571
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,181
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	720
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	4,877
[2]	Deptford Township Board of Education GO	2.500%	7/15/37	1,090	851
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	358
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	538
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	425
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	616
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	630
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/34	400	369
[1]	East Orange NJ (East Orange Board of Education Project) GO	3.000%	10/15/35	400	361
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	443
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	844
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	166
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	511
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/40	375	377
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	703
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	3,300	2,733
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/54	500	476
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	10,805	8,732
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	775
[3]	Essex County Improvement Authority Charter School Aid Revenue	5.000%	7/15/64	775	722
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/40	1,575	1,410
[3]	Essex County Improvement Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/60	3,850	2,985
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	5.000%	8/1/35	250	267
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/37	300	295
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/38	615	595
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/39	635	608
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/40	665	630
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/41	690	647
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue (CHF-Newark LLC - NJIT Student Housing Program)	4.000%	8/1/56	3,800	3,282
	Essex County NJ GO	2.000%	9/1/33	1,905	1,586
	Essex County NJ GO	3.000%	8/15/34	1,495	1,414
	Essex County NJ GO	3.000%	8/15/35	3,000	2,776
	Essex County NJ GO	3.000%	8/15/36	4,880	4,441
	Essex County NJ GO	2.000%	9/1/36	1,250	963
	Essex County NJ GO	2.000%	9/1/37	2,035	1,520
	Essex County NJ GO	2.000%	9/1/47	3,900	2,277
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,050
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,039
	Flemington Raritan Regional Board of Education GO	3.000%	9/1/39	1,950	1,628
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,220
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,577
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	4,150	4,354
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,792
	Gloucester County Improvement Authority College & University Revenue (Rowan University Business & Engineering School Projects)	5.000%	7/1/44	930	930

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/33	275	295
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	5.000%	7/1/34	350	374
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/38	1,750	1,720
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/40	650	619
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Fossil Park & Student Center Projects)	4.000%	7/1/51	2,500	2,191
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/36	725	777
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/38	1,150	1,216
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/39	650	683
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/40	1,250	1,308
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/41	1,150	1,198
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/42	700	724
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/43	1,000	1,032
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/44	1,000	1,028
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/49	4,000	4,061
[2]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	7/1/54	3,500	3,532
	Gloucester Township NJ BAN GO	4.000%	7/23/25	5,000	5,003
[1]	Haddon Township NJ GO	2.000%	3/1/32	970	828
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,046
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,037
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,469
	Hudson County Improvement Authority Intergovernmental Agreement Revenue (Local Unit Loan Program)	4.500%	7/11/25	2,415	2,418
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	2,150	2,154
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,865
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,834
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,798
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,759
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,714
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	3,980	3,341
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,231
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	7,000	6,105
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	2,120	2,145
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,300
	Hudson County NJ BAN GO	4.000%	2/26/26	5,000	5,034
	Hudson County NJ GO	3.000%	11/15/33	2,450	2,264
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,406
	Hudson County NJ GO	2.000%	11/15/35	1,000	767
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,452
	Hudson County NJ GO	2.125%	11/15/37	1,000	733
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,099
	Hudson County NJ GO	2.375%	11/15/39	1,000	714
	Hudson County NJ GO	2.375%	11/15/40	1,000	695
	Hudson County NJ GO	3.000%	11/15/41	1,700	1,330
[1]	Jersey City Board of Education GO	5.000%	8/15/38	350	378
[1]	Jersey City Board of Education GO	5.000%	8/15/39	450	483
[1]	Jersey City Board of Education GO	4.000%	8/15/40	650	631
[1]	Jersey City Board of Education GO	4.000%	8/15/41	500	478
[1]	Jersey City Board of Education GO	4.125%	8/15/42	875	837
[1]	Jersey City Board of Education GO	4.125%	8/15/43	625	592
[1]	Jersey City Board of Education GO	4.125%	8/15/44	1,150	1,077
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/41	800	894
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/42	400	445
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/44	1,250	1,386
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/45	460	509
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/48	1,000	1,105
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/51	1,465	1,608
[2]	Jersey City Municipal Utilities Authority Sewer Revenue	5.750%	10/15/55	2,475	2,704
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/41	400	447
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/42	1,000	1,112

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/44	365	405
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/45	250	277
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/48	1,200	1,326
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.000%	10/15/49	2,000	2,044
[1]	Jersey City Municipal Utilities Authority Water Revenue	5.250%	10/15/54	1,455	1,507
[2]	Jersey City Municipal Utilities Authority Water Revenue	5.750%	10/15/55	1,570	1,715
	Jersey City NJ GO	5.000%	11/1/31	510	530
	Jersey City NJ GO	5.000%	11/1/33	415	430
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,008
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,172
[2]	Jersey City NJ GO	4.000%	10/1/37	2,860	2,863
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,022
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,526
[2]	Jersey City NJ GO	4.125%	10/1/38	2,300	2,296
[2]	Jersey City NJ GO	4.375%	10/1/42	3,480	3,451
[2]	Jersey City NJ GO	4.375%	10/1/43	3,599	3,548
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,638
[1]	Lakewood Township NJ GO	2.000%	11/1/32	1,610	1,352
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,650
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,699
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,250
	Livingston Township School District GO	4.000%	7/15/25	470	471
	Lodi Borough NJ GO	3.000%	2/1/39	1,090	930
	Madison Borough Board of Education GO	1.000%	8/15/31	2,525	2,160
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,735
	Middlesex County Improvement Authority Auto Parking Revenue (New Brunswick Parking Deck Project)	4.000%	9/1/51	3,000	2,730
[5]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	26,000	26,605
[3]	Middlesex County Improvement Authority Intergovernmental Agreement Revenue TOB VRDO	3.000%	6/2/25	9,650	9,650
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,805
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	51
	Monmouth County NJ GO	3.000%	7/15/26	2,815	2,812
	Monmouth County NJ GO	5.000%	7/15/34	580	616
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,216
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	965
	Monroe Township NJ GO	5.000%	1/15/29	425	458
	New Brunswick NJ BAN GO	5.000%	4/28/26	1,800	1,830
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/30	2,000	2,041
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,033
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	612
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	450	450
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/25	1,000	1,001
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	4,910	5,008
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/26	2,320	2,362
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,161
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	4,000	4,120
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,385
	New Jersey Economic Development Authority Appropriations Revenue	3.375%	7/1/30	775	744
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,013
[2]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	2,115	2,032
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	2,820	2,767
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	8,165	8,208
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,647
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,284
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	666
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	4,655
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/31	100	107
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	2,620	2,732
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/37	1,440	1,482
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/39	2,125	2,164
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	9,495	8,306
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/49	2,710	2,308
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,502
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,000	1,001
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,105	4,108

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,341
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,114
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,226
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,600
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,273
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.375%	7/1/47	310	274
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	4.000%	6/15/29	840	829
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/39	825	812
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/49	380	355
[3]	New Jersey Economic Development Authority Charter School Aid Revenue (Beloved Commonwealth Charter School Inc. Project)	5.000%	6/15/54	2,185	2,015
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	4.000%	7/1/29	450	442
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/38	795	773
	New Jersey Economic Development Authority Charter School Aid Revenue (FDTN Academy Charter School Project)	5.000%	7/1/50	1,100	966
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/25	510	510
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/26	535	542
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	5.000%	7/15/27	560	574
	New Jersey Economic Development Authority Charter School Aid Revenue (North Star Academy Charter School of Newark Inc. - 2020 Project)	4.000%	7/15/37	130	122
	New Jersey Economic Development Authority Charter School Aid Revenue (TEAM Academy Charter School Project)	5.000%	12/1/48	2,465	2,432
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/30	650	667
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/37	1,470	1,486
[1]	New Jersey Economic Development Authority College & University Revenue (Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/42	10,000	10,001
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/25	645	648
[3]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/27	5,000	5,237
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft Neurohealth Project)	5.000%	6/1/41	3,105	2,966
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,446
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,454
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	3,000	3,060
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,154
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,618
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,131
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/25	375	375
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	261
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,516
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/31	345	367
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	4,500	4,675
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	4,400	4,160
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	3,605	3,358
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/39	4,150	3,821
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	622
[2]	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/37	2,385	2,401
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	4,981
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	1,030	1,026
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	2,900	3,024
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	4,290	4,474
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,877
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,361
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	2,962

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,000	3,008
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	90
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,143
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.125%	7/1/30	200	191
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,500	2,508
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,946
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,659
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,311
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,117
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,598
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	5,939
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,228
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye Inc. 2017 Project)	5.000%	6/1/32	2,345	2,413
	New Jersey Economic Development Authority Revenue	5.250%	4/1/27	6,000	6,222
	New Jersey Economic Development Authority Revenue	5.250%	4/1/28	6,000	6,335
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	130
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,178
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	460
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	125	125
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	966
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,037
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	303
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	237
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	506
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	577
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,038
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,416
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,306
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,182
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	286
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,030
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,921
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,091
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,338
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,912
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	447
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	391
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,576
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,397
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	430
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	96
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,492
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	680	720
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,875
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,485	1,564
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,571
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,391
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	850
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,488
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,130	1,184
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,514
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,116
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	931
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,801
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	728
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,091
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,425
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,808
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,140
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,340
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	944
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,039
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	796
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,438
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	567
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,076
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,388
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	936
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,387

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,230
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,031
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	791
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/41	2,000	2,109
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	354
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	692
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,088
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/43	4,000	4,185
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	2,155	2,235
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	1,400	1,444
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	12,705
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	380
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,100	5,059
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	761
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,105
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,068
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,495	4,507
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	7,991
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,500
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	969
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/53	7,000	6,292
	New Jersey Educational Facilities Authority College & University Revenue	5.250%	3/1/54	6,000	6,247
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	289
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	425
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	301
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	298
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	270
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	296
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	319
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	201
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	375
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	701
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	291
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	626
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	219
	New Jersey Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/35	5,000	5,525
[3]	New Jersey Educational Facilities Authority College & University Revenue TOB VRDO	3.050%	6/2/25	9,600	9,600
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/39	2,810	2,947
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/40	2,000	2,083
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	1,750	1,812
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	1,140	1,175
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	1,250	1,284
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	2,120	2,094
	New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	2,230	2,287
	New Jersey GO	5.000%	6/1/25	15,500	15,500
	New Jersey GO	2.000%	6/1/32	3,400	2,948
	New Jersey GO	2.000%	6/1/33	1,500	1,263
	New Jersey GO	2.000%	6/1/34	2,500	2,044
	New Jersey GO	2.250%	6/1/34	2,785	2,357
	New Jersey GO	2.000%	6/1/35	1,500	1,187
	New Jersey GO	2.000%	6/1/36	1,500	1,147
	New Jersey GO	2.000%	6/1/37	1,500	1,110
	New Jersey GO	5.000%	6/1/41	5,000	5,065
	New Jersey GO	5.000%	6/1/42	4,500	4,545
	New Jersey GO, Prere.	5.000%	6/1/25	2,990	2,990
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,164
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,285
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	35	35
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,102
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,860	2,887
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	461
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,940	2,965
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,952
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,200	2,216
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,645
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,852
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	501
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,310	2,325

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	308
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,055	2,088
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,575
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,601
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,226
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,220	1,233
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,152
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,488
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,340	2,375
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,592
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,751
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,144
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,220
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,583
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,005
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	759
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,045
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,550
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,500	1,571
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,568
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,741
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,008
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,408
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,500	1,560
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	6,841
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,657
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,645	1,699
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	978
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,182
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,361
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	874
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	3,705
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,000	6,836
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	13,000	13,092
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,693
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	3,924
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	8,000	7,337
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,132
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	12,500	11,543
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	945
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,000	995
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	6,000	6,237
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/43	2,000	2,139
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	11,445	10,196
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/44	2,000	2,110
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,135	8,253
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,512
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	4,752
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	9,675	8,460
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	5,395	4,556
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	18,165	14,945
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	7,509
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/49	9,000	9,183
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	1,925
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	8,175	5,781
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	8,991
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	15,730	13,557
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/52	3,280	2,653
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.125%	7/1/54	15,875	13,640
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	7/1/54	3,185	2,825
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	3,000	3,111
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/54	15,000	15,200
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	6/2/25	4,610	4,610
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.100%	6/2/25	800	800
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	1.950%	6/5/25	10,490	10,490
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	1,060	1,062
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	66
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,189
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	817

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,021
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	2,934
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,802
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.600%	5/1/26	5,750	5,752
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	995	990
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/27	1,000	996
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	5/1/29	640	638
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	1.875%	4/1/31	2,230	1,958
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,020
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	8,965	8,524
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	894
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	2,964
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	3,365	3,087
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,419
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,436
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,533
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/41	7,000	6,956
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	701
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	10,860	10,709
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	985
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	10/1/44	4,710	4,620
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	3,240	2,139
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	648
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	850
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,373
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	4,815	4,673
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	661
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	594
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	728
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	1,846
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	621
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.700%	10/1/50	5,750	5,566
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	9,895	10,035
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	622
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	12,595	12,515
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	637
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,895	2,862
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,295	2,232
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	10,730	11,049
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	650	541
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/55	3,355	3,064
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.550%	5/1/55	7,165	6,559
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/55	5,915	6,354
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	598
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	617
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/60	1,825	1,715
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	5/1/60	3,940	3,703
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,000
[8]	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue PUT	4.080%	12/1/25	2,665	2,674
[8]	New Jersey Housing & Mortgage Finance Agency Revenue	5.250%	12/20/65	5,100	5,162
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/44	800	845
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,025
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/46	2,000	2,096
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/49	2,065	2,151
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,398
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,294
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,813
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	3,857
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,145
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	979
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	347
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,615
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	1,200	1,281
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/41	2,000	2,118
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/42	2,000	2,100
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/43	2,000	2,087
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/44	2,000	2,076
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	8,988
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	5,250	5,423

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/50	9,500	9,867
[2]	New Jersey NJ Institute of Technology College & University Revenue	5.250%	7/1/55	8,000	8,263
	New Jersey Rutgers State University College & University Revenue VRDO	2.400%	6/2/25	43,495	43,495
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,995	2,846
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,717
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,149
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	7,480	7,612
[9]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	565	500
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	4,165
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	671
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	5,899
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,291
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	10,707
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,341
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	10,430	10,568
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,051
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,105	7,652
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	1,030	776
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,057
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	12,240	12,705
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,050
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	196
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,349
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	535
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	4,139
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,793
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,700	1,553
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,530
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	686
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,364
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	2,195	2,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,496
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,749
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,465
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/31	1,000	1,049
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	4,000	3,755
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,048
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	16,320	14,098
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	19,000	13,290
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	8,150	6,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/50	9,365	9,565
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.000%	12/15/28	1,245	1,336
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program), Prere.	5.500%	12/15/32	1,000	1,164
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	1,951
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,854
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	2,495	2,115
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	2,715	2,390
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	13,125	11,438
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	14,310	11,284
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	16,780	11,737
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	1,250	1,054
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,070	5,117
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	785	785
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/28	5,525	5,927
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue, Prere.	5.000%	12/15/30	215	237
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/37	8,000	8,558
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	8,680	8,264
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/40	10,055	10,483
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.000%	6/15/42	5,000	4,520
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/42	17,725	18,194
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/40	2,325	2,424
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/41	1,275	1,319
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/42	7,500	7,710

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/44	500	508
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.000%	6/15/45	10,590	10,730
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/50	4,185	3,601
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/50	11,535	11,822
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	4.125%	6/15/55	7,415	6,266
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue (Transportation Program)	5.250%	6/15/55	40,265	41,194
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	12,000	6,495
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	2,080
[9,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	595	566
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	96
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	12,125	12,294
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,717
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	156
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,234
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	31
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,301
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,012
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,001
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,014
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	14,360	13,229
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	4,606
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	1,000	1,040
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	7,629
[11]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/43	2,320	2,425
[11]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/44	2,525	2,626
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	26,665	27,497
[11]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	2,000	2,071
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	5,705	5,028
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	7,555	7,275
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/49	23,385	24,306
[11]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/50	7,500	7,820
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	15,000	13,184
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,179
	New Jersey Turnpike Authority Highway Revenue	4.125%	1/1/54	15,000	13,416
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/54	12,065	12,431
[11]	New Jersey Turnpike Authority Highway Revenue	4.750%	1/1/55	10,000	9,790
[11]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/55	19,710	20,370
	New Milford Borough NJ GO	2.000%	4/1/32	270	231
[2]	Newark Board of Education GO	5.000%	7/15/32	875	958
[2]	Newark Board of Education GO	5.000%	7/15/33	520	565
[2]	Newark Board of Education GO	4.000%	7/15/35	500	503
[2]	Newark Board of Education GO	4.000%	7/15/36	475	475
[2]	Newark Board of Education GO	4.000%	7/15/37	450	445
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,114
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,252
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,392
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	2,988
[2]	Newark Board of Education GO	3.000%	7/15/42	800	609
[6]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	5,500	5,782
	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,358
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,142
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,256
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.250%	2/1/43	1,075	1,083
[1]	Newark Parking Authority Lease (Non-Terminable) Revenue (Office Facility/Office Project)	5.500%	2/1/51	1,600	1,610
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	875
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	390
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,539
	North Brunswick Township Board of Education GO	4.000%	5/15/44	4,430	4,176
	North Brunswick Township Board of Education GO	4.000%	5/15/45	4,600	4,307
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,646
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,096
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,194
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,182
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,062

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	North Hudson NJ Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,098
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,070
	Ocean City NJ GO	3.000%	10/15/37	4,380	3,839
	Ocean City NJ GO	2.000%	10/15/38	4,380	3,227
	Ocean County NJ GO	4.375%	11/1/41	3,405	3,482
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/41	1,750	1,705
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/42	1,750	1,692
	Parsippany-Troy Hills Township NJ GO	4.000%	11/1/43	1,680	1,596
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,524
	Passaic County Improvement Authority Charter School Aid Revenue	4.125%	7/1/33	1,000	991
	Passaic County Improvement Authority Charter School Aid Revenue	4.500%	7/1/40	1,200	1,145
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	7/1/44	1,000	971
	Passaic County Improvement Authority Charter School Aid Revenue	4.750%	1/1/45	1,060	970
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/55	1,000	921
	Passaic County Improvement Authority Charter School Aid Revenue	5.000%	1/1/60	1,700	1,532
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	4.250%	7/1/33	520	523
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.250%	7/1/43	1,340	1,352
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.375%	7/1/53	1,000	1,002
	Passaic County Improvement Authority Charter School Aid Revenue (Paterson Arts & Science Charter School Project)	5.500%	7/1/58	2,000	2,013
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	721
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	113
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	127
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	129
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	131
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	578
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,231
	Passaic County NJ GO	3.000%	5/1/32	540	526
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,205
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/35	1,615	1,446
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,312
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,653
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	809
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	410
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/41	360	380
[1]	Passaic Valley Water Commission Water Revenue	5.000%	12/1/43	800	837
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	741
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	653
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,099
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,086
	Ridgewood Bergen County NJ GO	2.000%	1/15/42	505	342
	Saddle Brook Township NJ GO	2.125%	2/15/33	500	421
	Saddle Brook Township NJ GO	2.250%	2/15/34	500	415
	Salem County NJ GO	2.000%	6/15/28	1,150	1,073
[2]	Salem County NJ GO	3.000%	6/15/33	270	251
	Salem County NJ GO	2.000%	6/15/36	1,680	1,262
	Salem County NJ GO	2.000%	6/15/37	1,835	1,336
[2]	Sayreville Borough NJ GO	4.000%	1/15/42	2,160	2,080
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,925
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,915
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	212
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,207
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	536
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	534
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	531
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	529
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	526
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/38	1,500	1,574
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/39	2,285	2,140
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,025
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	2,110	2,198
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	1,929
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,250	1,273
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,311
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,782
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	1,911
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,975	8,992

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,557
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,502
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	12,235	10,266
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	2,802
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,900	5,972
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,728
	South Orange & Maplewood School District GO	2.000%	11/1/31	215	186
	South Orange & Maplewood School District GO	2.000%	8/15/32	115	98
	South Orange & Maplewood School District GO	2.000%	8/15/34	205	164
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	845
	South Orange & Maplewood School District GO	3.000%	8/15/38	1,125	949
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	733
[2]	South Orange & Maplewood School District GO	2.500%	11/1/39	1,955	1,457
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,030
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,002
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,130
	Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	873
	Tenafly School District GO	3.375%	8/1/39	1,670	1,501
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,225	1,225
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,379
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,543
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	5,750	5,892
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	4,650	4,746
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	950	967
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	2,964
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,595	2,626
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	2,889
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	8,650	8,733
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	20,000	19,722
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	6,415	6,150
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	2,845	2,856
	Toms River Board of Education GO	3.000%	7/15/36	1,815	1,561
	Toms River Board of Education GO	3.000%	7/15/37	1,825	1,528
	Toms River Board of Education GO	3.000%	7/15/38	750	611
	Union County Improvement Authority Lease (Non-Terminable) Revenue (Union County Administration Complex Project)	4.125%	4/15/54	2,500	2,284
	Union County Township NJ BAN GO	4.000%	4/2/26	5,000	5,039
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	870
	Vineland NJ GO	4.000%	11/1/40	2,600	2,530
	Vineland NJ GO	4.000%	11/1/41	2,600	2,504
	Vineland NJ GO	4.000%	11/1/42	2,300	2,192
	Washington NJ Board of Education GO	4.000%	8/15/42	1,140	1,069
	West Deptford Township NJ GO	3.000%	2/15/32	640	609
	West Windsor-Plainsboro NJ Regional School District GO	2.375%	8/1/36	3,325	2,685
	Willingboro Township NJ GO	2.125%	9/1/33	200	165
	Woolwich Township NJ GO	3.000%	5/1/40	1,740	1,519
	Woolwich Township NJ GO	3.000%	5/1/41	1,740	1,506
					2,314,699
Delaware (0.8%)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	186
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	916
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	897
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	184
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	872
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	376
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	183
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	847
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	181
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	600	653
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	159
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	678
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	179
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	500	535
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	650	695
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	426
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	194
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	1,440	1,527
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	750	796
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	699

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	177
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,500	1,581
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	1,000	1,054
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	1,500	1,573
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/43	750	787
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	1,745	1,819
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/44	700	730
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	900
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/49	1,000	1,031
					20,835
Guam (0.1%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	250	258
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	192
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,780	1,572
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/44	55	55
					2,077
New York (5.3%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	650	675
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	5,835
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,101
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	968
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/40	1,000	1,072
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	2,979
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	894
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/40	500	535
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/41	1,520	1,617
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/42	2,555	2,702
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	4,000	4,201
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/42	240	253
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/43	1,000	1,048
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	1,730	1,802
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/43	1,000	1,046
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/44	1,310	1,367
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/45	1,480	1,538
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,209
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,315	3,399
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/49	3,500	3,591
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/49	6,850	7,031
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	8,000	6,899
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/50	11,825	12,124
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,095
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,061
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	8,000	8,154
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	3,000	3,062
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/54	10,000	10,204
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/54	5,170	5,276
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/55	30,745	31,371
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,532
[3]	Port Authority of New York & New Jersey Port, Airport & Marina Revenue TOB VRDO	3.050%	6/2/25	2,135	2,135
					136,776
Ohio (0.2%)
[12]	Freddie Mac Pool	3.350%	6/1/38	4,202	3,766
Pennsylvania (2.1%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,322
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	144
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,660
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,030
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	143
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	185
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,319
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	163
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	5,490	5,618
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	158
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	17,000	17,135
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,043
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,040
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,042
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,617

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,501
					54,120
Puerto Rico (1.6%)
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	1,639	1,640
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,647	1,690
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,668
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,663	3,919
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	680	460
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	2,708	2,603
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,048	989
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	263
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	1,610	1,379
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,106
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	5,010	5,126
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	2,250	2,305
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/35	285	290
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	780	789
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	250	253
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	70	71
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,260	1,935
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/47	250	237
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,043	959
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	602	511
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	777
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	843	596
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,088	4,746
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	178	166
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	3,480	1,110
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.536%	7/1/53	1,000	865
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,134	1,015
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,303	4,036
					42,504
Total Tax-Exempt Municipal Bonds (Cost $2,712,381)					2,574,777
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
	Commonwealth of Puerto Rico CVI	0.000%	11/1/43	2,855	1,713
	Commonwealth of Puerto Rico CVI	0.000%	11/1/51	1,355	830
Total Taxable Municipal Bonds (Cost $2,631)					2,543
Total Investments (99.8%) (Cost $2,715,012)					2,577,320
Other Assets and Liabilities—Net (0.2%)					6,013
Net Assets (100%)					2,583,333
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2025, the aggregate value was $62,575, representing 2.4% of net assets.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
5	Securities with a value of $720 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2025.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
BAN—Bond Anticipation Note.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2025	103	11,143	36

Short Futures Contracts
Ultra Long U.S. Treasury Bond	September 2025	(120)	(13,927)	(93)
				(57)

Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
8/20/25	RBC	1,750	Buy	30-Year MMD AAA General Obligation Scale	4.480%	9	9	—
4/22/26	RBC	470	Buy	5-Year MMD AAA General Obligation Scale	3.460%	10	10	—
4/22/26	MSCS	350	Buy	5-Year MMD AAA General Obligation Scale	3.460%	7	7	—
4/23/26	JPMC	1,230	Buy	5-Year MMD AAA General Obligation Scale	3.380%	21	21	—
4/28/26	MSCS	775	Buy	30-Year MMD AAA General Obligation Scale	4.700%	11	11	—
4/28/26	JPMC	515	Buy	30-Year MMD AAA General Obligation Scale	4.700%	7	7	—
4/29/26	RBC	773	Buy	30-Year MMD AAA General Obligation Scale	4.650%	3	3	—
5/6/26	RBC	210	Buy	10-Year MMD AAA General Obligation Scale	3.620%	2	2	—
5/6/26	MSCS	195	Buy	10-Year MMD AAA General Obligation Scale	3.640%	3	3	—
5/19/26	RBC	340	Buy	15-Year MMD AAA General Obligation Scale	4.060%	1	1	—
5/19/26	MSCS	312	Buy	15-Year MMD AAA General Obligation Scale	4.060%	1	1	—
						75	75	—
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,715,012)	2,577,320
Investment in Vanguard	70
Cash	10,145
Receivables for Investment Securities Sold	745
Receivables for Accrued Income	38,888
Receivables for Capital Shares Issued	4,821
Variation Margin Receivable—Futures Contracts	28
Unrealized Appreciation—Over-the-Counter Swap Contracts	75
Other Assets	102
Total Assets	2,632,194
Liabilities
Payables for Investment Securities Purchased	45,052
Payables for Capital Shares Redeemed	1,516
Payables for Distributions	2,185
Payables to Vanguard	108
Total Liabilities	48,861
Net Assets	2,583,333
At May 31, 2025, net assets consisted of:

Paid-in Capital	2,767,670
Total Distributable Earnings (Loss)	(184,337)
Net Assets	2,583,333

Investor Shares—Net Assets
Applicable to 27,109,069 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	296,969
Net Asset Value Per Share—Investor Shares	$10.95

Admiral™ Shares—Net Assets
Applicable to 208,712,572 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,286,364
Net Asset Value Per Share—Admiral Shares	$10.95

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2025
($000)
Investment Income
Income
Interest	47,809
Total Income	47,809
Expenses
The Vanguard Group—Note B
Investment Advisory Services	176
Management and Administrative—Investor Shares	186
Management and Administrative—Admiral Shares	787
Marketing and Distribution—Investor Shares	9
Marketing and Distribution—Admiral Shares	61
Custodian Fees	6
Shareholders’ Reports and Proxy Fees—Investor Shares	6
Shareholders’ Reports and Proxy Fees—Admiral Shares	11
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,250
Expenses Paid Indirectly	(6)
Net Expenses	1,244
Net Investment Income	46,565
Realized Net Gain (Loss)
Investment Securities Sold	(9,070)
Futures Contracts	491
Realized Net Gain (Loss)	(8,579)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(129,378)
Futures Contracts	(80)
Swap Contracts	75
Change in Unrealized Appreciation (Depreciation)	(129,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(91,397)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2025	Year Ended November 30, 2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,565	87,115
Realized Net Gain (Loss)	(8,579)	(3,145)
Change in Unrealized Appreciation (Depreciation)	(129,383)	75,953
Net Increase (Decrease) in Net Assets Resulting from Operations	(91,397)	159,923
Distributions
Investor Shares	(5,234)	(9,547)
Admiral Shares	(40,514)	(76,193)
Total Distributions	(45,748)	(85,740)
Capital Share Transactions
Investor Shares	14,662	22,163
Admiral Shares	103,523	135,908
Net Increase (Decrease) from Capital Share Transactions	118,185	158,071
Total Increase (Decrease)	(18,960)	232,254
Net Assets
Beginning of Period	2,602,293	2,370,039
End of Period	2,583,333	2,602,293

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.55	$11.21	$11.06	$12.75	$12.66	$12.49
Investment Operations
Net Investment Income[1]	.200	.393	.376	.345	.342	.375
Net Realized and Unrealized Gain (Loss) on Investments	(.603)	.333	.146	(1.614)	.190	.242
Total from Investment Operations	(.403)	.726	.522	(1.269)	.532	.617
Distributions
Dividends from Net Investment Income	(.197)	(.386)	(.372)	(.344)	(.342)	(.375)
Distributions from Realized Capital Gains	—	—	—	(.077)	(.100)	(.072)
Total Distributions	(.197)	(.386)	(.372)	(.421)	(.442)	(.447)
Net Asset Value, End of Period	$10.95	$11.55	$11.21	$11.06	$12.75	$12.66
Total Return[2]	-3.52%	6.58%	4.81%	-10.06%	4.26%	5.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$297	$298	$268	$250	$305	$281
Ratio of Total Expenses to Average Net Assets	0.15%[3]	0.17%[3]	0.17%[3]	0.17%[3]	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.58%	3.44%	3.39%	2.99%	2.68%	3.04%
Portfolio Turnover Rate	15%	41%	36%	38%	23%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%, 0.17%, 0.17%, and 0.17%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2025	Year Ended November 30,
		2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$11.55	$11.21	$11.06	$12.75	$12.66	$12.49
Investment Operations
Net Investment Income[1]	.204	.402	.385	.354	.353	.385
Net Realized and Unrealized Gain (Loss) on Investments	(.604)	.333	.146	(1.614)	.189	.242
Total from Investment Operations	(.400)	.735	.531	(1.260)	.542	.627
Distributions
Dividends from Net Investment Income	(.200)	(.395)	(.381)	(.353)	(.352)	(.385)
Distributions from Realized Capital Gains	—	—	—	(.077)	(.100)	(.072)
Total Distributions	(.200)	(.395)	(.381)	(.430)	(.452)	(.457)
Net Asset Value, End of Period	$10.95	$11.55	$11.21	$11.06	$12.75	$12.66
Total Return[2]	-3.49%	6.66%	4.89%	-9.99%	4.34%	5.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,286	$2,304	$2,102	$1,997	$2,453	$2,268
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%[3]	0.09%[3]	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.64%	3.52%	3.47%	3.07%	2.76%	3.12%
Portfolio Turnover Rate	15%	41%	36%	38%	23%	31%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD rate locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. MMD rate locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
During the six months ended May 31, 2025, the fund’s average amount of investments in MMD rate locks represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund
5. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2025, the fund had contributed to Vanguard capital in the amount of $70,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $6,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New Jersey Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,574,777	—	2,574,777
Taxable Municipal Bonds	—	2,543	—	2,543
Total	—	2,577,320	—	2,577,320
Derivative Financial Instruments
Assets
Futures Contracts[1]	36	—	—	36
Swap Contracts	—	75	—	75
Total	36	75	—	111
Liabilities
Futures Contracts[1]	(93)	—	—	(93)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of May 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,717,055
Gross Unrealized Appreciation	7,732
Gross Unrealized Depreciation	(147,449)
Net Unrealized Appreciation (Depreciation)	(139,717)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2024, the fund had available capital losses totaling $40,281,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2025; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2025, the fund purchased $516,629,000 of investment securities and sold $377,197,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2025, such purchases were $42,315,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2025		Year Ended November 30, 2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	67,886	6,048	93,624	8,207
Issued in Lieu of Cash Distributions	4,468	398	8,047	706
Redeemed	(57,692)	(5,158)	(79,508)	(6,989)
Net Increase (Decrease)—Investor Shares	14,662	1,288	22,163	1,924
Admiral Shares
Issued	296,732	26,550	346,683	30,411
Issued in Lieu of Cash Distributions	28,223	2,516	53,046	4,652
Redeemed	(221,432)	(19,828)	(263,821)	(23,166)
Net Increase (Decrease)—Admiral Shares	103,523	9,238	135,908	11,897
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

New Jersey Long-Term Tax-Exempt Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	The fund adopted Accounting Standards Update 2023-07, Segment Reporting - Improvements to Reportable Segment Disclosures. The new guidance did not change how the fund identifies operating segments but did require incremental disclosure of information not previously required. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q142 072025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard New Jersey Tax-Free Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	2,173,198,274	40,579,384	N/A	N/A
Mark Loughridge	2,163,082,823	50,694,835	N/A	N/A
Scott C. Malpass	2,172,916,474	40,861,185	N/A	N/A
John Murphy	2,164,259,692	49,517,967	N/A	N/A
Lubos Pastor	2,172,986,475	40,791,183	N/A	N/A
Rebecca Patterson	2,174,943,712	38,833,946	N/A	N/A
André F. Perold	2,164,403,563	49,374,096	N/A	N/A
Salim Ramji	2,169,971,234	43,806,425	N/A	N/A
Sarah Bloom Raskin	2,167,176,539	46,601,120	N/A	N/A
Grant Reid	2,176,546,713	37,230,946	N/A	N/A
David Thomas	2,175,298,195	38,479,464	N/A	N/A
Barbara Venneman	2,172,920,164	40,857,495	N/A	N/A
Peter F. Volanakis	2,162,250,402	51,527,257	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications filed herewith.

(a)(2)  Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ SALIM RAMJI*

SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: July 22, 2025

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 22, 2025

* By:	/s/ Tonya T. Robinson

Tonya T. Robinson, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.